Federated Hermes Short Duration High Yield ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Federated Hermes Short Duration High Yield ETF | Federated Hermes Short Duration High Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	7.81%	6.76%	11.53%	(7.27%)